MANAGEMENT OF FINANCIAL RISK (Disclosure of Nature and Extent Arising from Financial Instruments - Commodity Price Risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in sales due to price changes of commodity	$ 3,500	$ (1,100)
Lead Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 836
Change percentage, commodity	10.00%
Zinc Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 541
Change percentage, commodity	10.00%